RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended			2 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Nov. 02, 2020	Nov. 30, 2020	Oct. 20, 2020	Sep. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Number of shares issued							$ 25,000
Share Price					$ 10.00	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Repayment of Promissory Note							$ 120,000
Unpaid administrative service fees								$ 10,000
Working Capital Loans							$ 1,500,000	$ 1,500,000
Related Party Extension Loans Description							Pursuant to the terms of the Company’s amended and restated certificate of incorporation and the trust agreement entered into between the Company and Continental Stock Transfer & Trust Company, in order for the time available for the Company to consummate its initial Business Combination to be extended, the Company’s Sponsor or its affiliates or designees, upon five days advance notice prior to the applicable deadline, must deposit into the Trust Account $1,000,000, or $1,150,000 if the underwriters’ over-allotment option is exercised in full ($0.10 per unit in either case, up to an aggregate of $2,000,000 or $2,300,000 if the underwriters’ over-allotment option is exercised in full) on or prior to the date of the applicable deadline, for each three month extension. Any such payments would be made in the form of a non-interest bearing loan	Pursuant to the terms of the Company’s amended and restated certificate of incorporation and the trust agreement entered into between the Company and Continental Stock Transfer & Trust Company, in order for the time available for the Company to consummate its initial Business Combination to be extended, the Company’s Sponsor or its affiliates or designees, upon five days advance notice prior to the applicable deadline, must deposit into the Trust Account $1,000,000, or $1,150,000 if the underwriters’ over-allotment option is exercised in full ($0.10 per unit in either case, up to an aggregate of $2,000,000 or $2,300,000 if the underwriters’ over-allotment option is exercised in full) on or prior to the date of the applicable deadline, for each three month extension. Any such payments would be made in the form of a non-interest bearing loan
Monthly fee for office space, utilities and administrative support						$ 30,000		$ 60,000
Administrative Service Fee					$ 20,000
Outstanding note receivable					87,000		$ 87,000		$ 87,000	$ 87,000
Repaymentt of notes									43,000	$ 43,000
Airspan [Member]
Related Party Transaction [Line Items]
Outstanding note receivable					87	$ 87	87	87	87
Repaymentt of notes								$ 43
Sponsor [Member]
Related Party Transaction [Line Items]
Number of shares issued, shares				2,156,250
Number of shares issued				$ 25,000
Share Price				$ 0.012
Divisend description			Company effected a stock dividend resulting in its Sponsor holding 2,875,000 founder shares, representing an adjusted purchase price of approximately $0.009 per share. The founder shares, after giving effect to the stock dividend, include an aggregate of up to 375,000 shares subject to forfeiture if the over-allotment option is not exercised by the underwriters in full
Number of shares forfeited		375,000
Principal amount				$ 200,000	$ 200,000		$ 200,000		200,000
Maturity date				Dec. 31, 2020
Repayment of Promissory Note	$ 120,000
Monthly fee for office space, utilities and administrative support									$ 10,000
Divisend description			Company effected a stock dividend resulting in its Sponsor holding 2,875,000 founder shares, representing an adjusted purchase price of approximately $0.009 per share. The founder shares, after given effect to the stock dividend, include an aggregate of up to 375,000 shares subject to forfeiture if the over-allotment option is not exercised by the underwriters in full